Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Deposits
Deposits break down as follows as of the indicated dates:

	12.31.20	12.31.19
In Pesos	510,134,336	341,083,760
Checking Accounts	105,026,914	91,984,479
Savings Accounts	182,972,227	80,995,302
Time Deposits	208,712,623	157,927,791
Time Deposits – UVA	5,565,347	1,021,392
Others	1,980,204	2,309,871
Interest and Adjustments	5,877,021	6,844,925
In Foreign Currency	166,261,399	194,949,936
Checking Accounts	—	—
Savings Accounts	134,011,633	160,463,701
Time Deposits	31,133,525	33,122,492
Others	1,023,311	1,277,254
Interest and Adjustments	92,930	86,489

Total	676,395,735	536,033,696